Inventories (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Inventories
Finished goods	£ 2,200,000	£ 2,080,000
Cost of inventory recognized during the period	11,345,000	5,061,000	£ 6,443,000
Write down of inventories	119,000	194,000	133,000
Reversal of previous inventory write-down	£ 194,000	£ 127,000	£ 22,000